Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-I
Statement to Securityholders
Determination Date: October 09, 2019

Payment Date	10/15/2019
Collection Period Start	9/1/2019
Collection Period End	9/30/2019
Interest Period Start	9/16/2019
Interest Period End	10/14/2019

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$87,385,298.55	$34,568,898.92	$52,816,399.63	0.221918	Jun-20
Class A-2 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Apr-22
Class A-3 Notes	$410,000,000.00	$—	$410,000,000.00	1.000000	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$1,074,915,298.55	$34,568,898.92	$1,040,346,399.63

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,099,278,979.32	$1,063,950,005.49	0.851160
YSOC Amount	$21,299,845.72	$20,539,770.81
Adjusted Pool Balance	$1,077,979,133.60	$1,043,410,234.68
Overcollaterization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$87,385,298.55	2.50668%	ACT/360	$176,454.51
Class A-2 Notes	$410,000,000.00	2.58000%	30/360	$881,500.00
Class A-3 Notes	$410,000,000.00	2.51000%	30/360	$857,583.33
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$1,074,915,298.55			$2,286,625.50

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,099,278,979.32	$1,063,950,005.49
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,077,979,133.60	$1,043,410,234.68
Number of Receivable Outstanding	62,260	61,344
Weight Average Contract Rate	4.43%	4.43%
Weighted Average Remaining Term (months)	54	53

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,043,739.19
Principal Collections	$35,034,253.66
Liquidation Proceeds	$57,636.48
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$39,135,629.33
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$39,135,629.33

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$916,065.82	$916,065.82	$—	$—	$38,219,563.51
Interest - Class A-1 Notes	$176,454.51	$176,454.51	$—	$—	$38,043,109.00
Interest - Class A-2 Notes	$881,500.00	$881,500.00	$—	$—	$37,161,609.00
Interest - Class A-3 Notes	$857,583.33	$857,583.33	$—	$—	$36,304,025.67
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$36,038,169.67
First Allocation of Principal	$—	$—	$—	$—	$36,038,169.67
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$35,995,872.67
Second Allocation of Principal	$6,985,063.87	$6,985,063.87	$—	$—	$29,010,808.80
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$28,980,567.47
Third Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$16,720,567.47
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,687,874.14
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,427,874.14
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,427,874.14
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$1,364,039.09
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,364,039.09
Remaining Funds to Certificates	$1,364,039.09	$1,364,039.09	$—	$—	$—
Total	$39,135,629.33	$39,135,629.33	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$21,299,845.72
Increase/(Decrease)	$(760,074.91)
Ending YSOC Amount	$20,539,770.81

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,077,979,133.60	$1,043,410,234.68
Note Balance	$1,074,915,298.55	$1,040,346,399.63
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	31	$294,720.17
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	32	$57,636.48
Monthly Net Losses (Liquidation Proceeds)			$237,083.69
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.01%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.09%
Cumulative Net Losses for All Periods			$434,082.23
Cumulative Net Loss Ratio			0.03%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	89	$1,619,611.54
60-89 Days Delinquent	0.03%	14	$266,058.96
90-119 Days Delinquent	0.02%	7	$177,291.80
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.19%	110	$2,062,962.30

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	7	$118,781.96
Total Repossessed Inventory	9	$143,181.24

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	21	$443,350.76
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.01%
Second Preceding Collection Period		0.02%
Preceding Collection Period		0.04%
Current Collection Period		0.04%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No